GUARANTOR SUBSIDIARIES	6 Months Ended
Jun. 28, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
GUARANTOR SUBSIDIARIES
GUARANTOR SUBSIDIARIES

The OpCo Notes of Interline New Jersey (the “Subsidiary Issuer”), issued in November 2010, are fully and unconditionally guaranteed, jointly and severally, on an unsecured senior basis by Interline Brands, Inc. (the “Parent Company”) and the majority of Interline New Jersey’s 100% owned domestic subsidiaries, subject to certain exceptions (collectively, the “Guarantor Subsidiaries”). The guarantees by the Parent Company and the Guarantor Subsidiaries are senior to any of their existing and future subordinated obligations, equal in right of payment with any of their existing senior subordinated indebtedness, subordinated to any of their senior indebtedness outstanding prior to the Merger and equal in right of payment to any senior indebtedness outstanding as of the Merger Date and any future senior indebtedness.

The Parent Company conducts virtually all of its business operations through the Subsidiary Issuer. Accordingly, the Parent Company’s only material sources of cash are dividends and distributions with respect to its ownership interests in the Subsidiary Issuer that are derived from the earnings and cash flow generated by the Subsidiary Issuer. Through June 28, 2013, dividends totaling $15.0 million have been paid to the Parent Company from the Subsidiary Issuer for the purpose of funding interest payments on the HoldCo Notes.

Effective July 2, 2012, all of the preferred stock between the Parent and the Subsidiary Issuer was canceled and retired.

The following tables set forth, on a condensed consolidating basis, the balance sheets, statements of operations and comprehensive income (loss), and statements of cash flows for the Parent Company, Subsidiary Issuer and Guarantor Subsidiaries for all financial statement periods presented in the Company’s consolidated financial statements. The non-guarantor subsidiaries are minor and are included in the condensed financial data of the Subsidiary Issuer. The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Parent Company or the Guarantor Subsidiaries; therefore, the following tables do not reflect any such allocation.

The condensed consolidating financial statements presented below, for all financial statement periods presented, reflects the historical accounting basis for the Subsidiary Issuer and for the Guarantor Subsidiaries, with the exception of JanPak, which was recorded at fair value at the date of acquisition. In the Successor periods, certain purchase accounting adjustments resulting from the Merger are reflected in the consolidating adjustments column.

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF JUNE 28, 2013
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$980	$7,401	$1,731	$—	$10,112
Accounts receivable - trade, net	—	153,758	25,890	—	179,648
Inventories	—	241,394	23,526	—	264,920
Intercompany receivable	18,074	—	8,856	(26,930)	—
Other current assets	25,964	44,234	3,271	(12,611)	60,858
Total current assets	45,018	446,787	63,274	(39,541)	515,538

Property and equipment, net	—	56,169	4,218	—	60,387
Goodwill	—	346,025	18,179	137,289	501,493
Other intangible assets, net	15,240	130,520	32,394	282,900	461,054
Investment in subsidiaries	796,948	102,091	—	(899,039)	—
Other assets	—	2,356	7,804	(338)	9,822
Total assets	$857,206	$1,083,948	$125,869	$(518,729)	$1,548,294

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$112,304	$13,215	$—	$125,519
Accrued expenses and other current liabilities	16,915	56,003	10,454	(15,668)	67,704
Intercompany payable	—	26,930	—	(26,930)	—
Current portion of capital leases	—	362	—	—	362
Total current liabilities	16,915	195,599	23,669	(42,598)	193,585

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	430,102	—	19,945	815,047
Other liabilities	115,265	66,953	109	(2,691)	179,636
Total liabilities	497,180	692,654	23,778	(25,344)	1,188,268

Stockholders' equity	360,026	391,294	102,091	(493,385)	360,026
Total liabilities and stockholders' equity	$857,206	$1,083,948	$125,869	$(518,729)	$1,548,294

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 28, 2012
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$1,455	$13,803	$2,247	$—	$17,505
Accounts receivable - trade, net	—	134,269	23,218	—	157,487
Inventories	—	225,829	23,722	—	249,551
Intercompany receivable	18,384	4,878	—	(23,262)	—
Other current assets	38,104	24,297	4,545	(170)	66,776
Total current assets	57,943	403,076	53,732	(23,432)	491,319

Property and equipment, net	—	56,926	4,821	—	61,747
Goodwill	—	346,025	18,179	137,289	501,493
Other intangible assets, net	16,070	135,038	32,600	293,180	476,888
Investment in subsidiaries	803,267	99,321	—	(902,588)	—
Other assets	—	2,174	7,412	—	9,586
Total assets	$877,280	$1,042,560	$116,744	$(495,551)	$1,541,033

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$—	$106,051	$7,552	$—	$113,603
Accrued expenses and other current liabilities	33,999	32,408	4,852	(3,651)	67,608
Intercompany payable	—	18,384	4,878	(23,262)	—
Current portion of capital leases	—	521	—	—	521
Total current liabilities	33,999	157,364	17,282	(26,913)	181,732

Long-Term Liabilities:
Long-term debt and capital leases, net of current portion	365,000	427,726	—	21,494	814,220
Other liabilities	120,811	69,011	141	(2,352)	187,611
Total liabilities	519,810	654,101	17,423	(7,771)	1,183,563

Stockholders' equity	357,470	388,459	99,321	(487,780)	357,470
Total liabilities and stockholders' equity	$877,280	$1,042,560	$116,744	$(495,551)	$1,541,033

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
FOR THE THREE MONTHS ENDED JUNE 28, 2013
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$342,862	$62,844	$—	$405,706
Cost of sales	—	220,019	47,354	—	267,373
Gross profit	—	122,843	15,490	—	138,333

Operating Expenses:
Selling, general and administrative expenses	101	100,458	7,293	204	108,056
Depreciation and amortization	—	6,815	459	5,420	12,694
Merger related expenses	45	144	—	—	189
Operating (loss) income	(146)	15,426	7,738	(5,624)	17,394

Equity earnings of subsidiaries	(5,384)	(5,140)	—	10,524	—

Interest and other (expense) income, net	(9,641)	(7,438)	611	960	(15,508)
(Loss) income before income taxes	(4,403)	13,128	8,349	(15,188)	1,886
Income tax (benefit) provision	(5,575)	3,080	3,209	—	714
Net income	1,172	10,048	5,140	(15,188)	1,172
Other comprehensive loss	(264)	(264)	—	264	(264)
Comprehensive income	$908	$9,784	$5,140	$(14,924)	$908
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
FOR THE THREE MONTHS ENDED JUNE 29, 2012
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$334,821	$—	$—	$334,821
Cost of sales	—	213,768	—	—	213,768
Gross profit	—	121,053	—	—	121,053

Operating Expenses:
Selling, general and administrative expenses	—	96,984	7	(5,019)	91,972
Depreciation and amortization	—	6,351	—	—	6,351
Merger related expenses	—	2,185	—	—	2,185
Other operating income	—	—	(5,019)	5,019	—
Operating income	—	15,533	5,012	—	20,545

Equity earnings of subsidiaries	(9,021)	(3,680)	—	12,701	—

Interest and other (expense) income, net	—	(6,460)	824	—	(5,636)
Income before income taxes	9,021	12,753	5,836	(12,701)	14,909
Income tax provision	—	3,732	2,156	—	5,888
Net income	9,021	9,021	3,680	(12,701)	9,021
Preferred stock dividends	—	(36,091)	—	36,091	—
Net income (loss) attributable to common stockholders	9,021	(27,070)	3,680	23,390	9,021
Other comprehensive loss	—	(159)	—	—	(159)
Comprehensive income (loss)	$9,021	$(27,229)	$3,680	$23,390	$8,862
____________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
FOR THE SIX MONTHS ENDED JUNE 28, 2013
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$664,156	$122,303	$—	$786,459
Cost of sales	—	424,086	92,344	—	516,430
Gross profit	—	240,070	29,959	—	270,029

Operating Expenses:
Selling, general and administrative expenses	131	201,904	14,775	426	217,236
Depreciation and amortization	—	13,534	884	10,634	25,052
Merger related expenses	55	917	—	—	972
Operating (loss) income	(186)	23,715	14,300	(11,060)	26,769

Equity earnings of subsidiaries	(6,568)	(9,911)	—	16,479	—

Interest and other (expense) income, net	(19,258)	(14,908)	1,461	1,903	(30,802)
(Loss) income before income taxes	(12,876)	18,718	15,761	(25,636)	(4,033)
Income tax (benefit) provision	(12,568)	2,993	5,850	—	(3,725)
Net (loss) income	(308)	15,725	9,911	(25,636)	(308)
Other comprehensive loss	(418)	(418)	—	418	(418)
Comprehensive (loss) income	$(726)	$15,307	$9,911	$(25,218)	$(726)

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
FOR THE SIX MONTHS ENDED JUNE 29, 2012
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries(1)	Consolidating Adjustments	Consolidated
Net sales	$—	$648,403	$—	$—	$648,403
Cost of sales	—	411,739	—	—	411,739
Gross profit	—	236,664	—	—	236,664

Operating Expenses:
Selling, general and administrative expenses	—	193,199	8	(9,718)	183,489
Depreciation and amortization	—	12,659	—	—	12,659
Merger related expenses	—	2,185	—	—	2,185
Other operating income	—	—	(9,718)	9,718	—
Operating income	—	28,621	9,710	—	38,331

Equity earnings of subsidiaries	(16,486)	(7,266)	—	23,752	—

Interest and other (expense) income, net	—	(12,818)	1,728	—	(11,090)
Income before income taxes	16,486	23,069	11,438	(23,752)	27,241
Income tax provision	—	6,583	4,172	—	10,755
Net income	16,486	16,486	7,266	(23,752)	16,486
Preferred stock dividends	—	(70,965)	—	70,965	—
Net income (loss) attributable to common stockholders	16,486	(54,479)	7,266	47,213	16,486
Other comprehensive loss	—	(12)	—	—	(12)
Comprehensive income (loss)	$16,486	$(54,491)	$7,266	$47,213	$16,474
_________________

(1)
The Subsidiary Issuer does not allocate integration expenses, corporate overhead or other expenses for shared services to the Guarantor Subsidiaries; therefore, the results for the Guarantor Subsidiaries do not reflect any such allocation.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 28, 2013
SUCCESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$(10,207)	$(11,988)	$22,342	$—	$147
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(10,355)	(240)	—	(10,595)
Dividends received from subsidiary issuer	15,000	—	—	(15,000)	—
Net cash provided by (used in) investing activities	15,000	(10,355)	(240)	(15,000)	(10,595)
Cash Flows from Financing Activities:
Increase in purchase card payable, net	—	472	—	—	472
Proceeds from ABL Facility	—	74,000	—	—	74,000
Payments on ABL Facility	—	(71,500)	—	—	(71,500)
Payment of debt financing costs	(178)	—	—	—	(178)
Payments on capital lease obligations	—	(282)	—	—	(282)
Proceeds from issuance of common stock	750	—	—	—	750
Dividends paid to parent company	—	(15,000)	—	15,000	—
Intercompany activity	(5,840)	28,458	(22,618)	—	—
Net cash (used in) provided by financing activities	(5,268)	16,148	(22,618)	15,000	3,262
Effect of exchange rate changes on cash and cash equivalents	—	(207)	—	—	(207)
Net decrease in cash and cash equivalents	(475)	(6,402)	(516)	—	(7,393)
Cash and cash equivalents at beginning of period	1,455	13,803	2,247	—	17,505
Cash and cash equivalents at end of period	$980	$7,401	$1,731	$—	$10,112

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 29, 2012
PREDECESSOR
(in thousands)

	Parent Company (Guarantor)	Subsidiary Issuer	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$—	$714	$7,782	$—	$8,496
Cash Flows from Investing Activities:
Purchases of property and equipment, net	—	(7,670)	—	—	(7,670)
Dividends received from subsidiary issuer	1,439	—	—	(1,439)	—
Other	—	7,749	—	(7,749)	—
Net cash provided by (used in) investing activities	1,439	79	—	(9,188)	(7,670)
Cash Flows from Financing Activities:
Decrease in purchase card payable, net	—	(1,781)	—	—	(1,781)
Payments on capital lease obligations	—	(354)	—	—	(354)
Purchases of treasury stock	(1,439)	(9)	—	—	(1,448)
Dividends paid to parent company	—	(1,439)	—	1,439	—
Other	—	3,251	(7,749)	7,749	3,251
Net cash used in financing activities	(1,439)	(332)	(7,749)	9,188	(332)
Effect of exchange rate changes on cash and cash equivalents	—	(11)	—	—	(11)
Net increase in cash and cash equivalents	—	450	33	—	483
Cash and cash equivalents at beginning of period	—	97,061	38	—	97,099
Cash and cash equivalents at end of period	$—	$97,511	$71	$—	$97,582